Note 28 - Financial Instruments and Risks - Fair Value Hierarchy (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Financial asset at fair value through profit and loss	R$ 1,914.6	R$ 1,700.0
Derivatives assets at fair value through profit and loss	0.0	142.6
Derivatives - operational hedge	599.0	366.7
Total	2,513.6	2,209.3
Financial liabilities at fair value through profit and loss	3,291.3	3,493.7
Derivatives liabilities - operational hedge	492.5	329.8
Total	3,783.8	3,823.5
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit and loss	1,914.6	1,700.0
Derivatives assets at fair value through profit and loss	0.0	0.0
Derivatives - operational hedge	159.1	85.5
Total	2,073.7	1,785.5
Financial liabilities at fair value through profit and loss	0.0	0.0
Derivatives liabilities - operational hedge	193.4	102.6
Total	193.4	102.6
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit and loss	0.0	0.0
Derivatives assets at fair value through profit and loss	0.0	142.6
Derivatives - operational hedge	439.9	281.2
Total	439.9	423.8
Financial liabilities at fair value through profit and loss	0.0	0.0
Derivatives liabilities - operational hedge	299.1	227.2
Total	299.1	227.2
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through profit and loss	0.0	0.0
Derivatives assets at fair value through profit and loss	0.0	0.0
Derivatives - operational hedge	0.0	0.0
Total	0.0	0.0
Financial liabilities at fair value through profit and loss	3,291.3	3,493.7
Derivatives liabilities - operational hedge	0.0	0.0
Total	R$ 3,291.3	R$ 3,493.7